Shareholder Report	1 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type						N-CSRS
Amendment Flag						false
Registrant Name						Simplify Exchange Traded Funds
Entity Central Index Key						0001810747
Entity Investment Company Type						N-1A
Document Period End Date						Dec. 31, 2024
C000233894
Shareholder Report [Line Items]
Fund Name						Simplify Aggregate Bond ETF
Class Name						Simplify Aggregate Bond ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Aggregate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Aggregate Bond ETF	$13	0.25%

Expenses Paid, Amount						$ 13
Expense Ratio, Percent						0.25%
AssetsNet	$ 260,135,477	$ 260,135,477	$ 260,135,477	$ 260,135,477	$ 260,135,477	$ 260,135,477
Holdings Count | Holding	11	11	11	11	11	11
InvestmentCompanyPortfolioTurnover						284.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$260,135,477
Total number of portfolio holdings	11
Period portfolio turnover rate	284%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	96.1%
U.S. Treasury Bills	3.7%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

C000254610
Shareholder Report [Line Items]
Fund Name		Simplify Downside Interest Rate Hedge Strategy ETF
Class Name		Simplify Downside Interest Rate Hedge Strategy ETF
No Trading Symbol [Flag]		true
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Simplify Downside Interest Rate Hedge Strategy ETF (the "Fund") for the period of December 9, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number		(855) 772-8488
Additional Information Website		www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Downside Interest Rate Hedge Strategy ETF	$3Footnote Reference(1)	0.50%
Footnote	Description
Footnote(1)	Based on the period December 9, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.50%
Expenses Short Period Footnote [Text Block]		Based on the period December 9, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 31,265,273	$ 31,265,273	$ 31,265,273	$ 31,265,273	$ 31,265,273	$ 31,265,273
Holdings Count | Holding	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,265,273
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	104.5%
Purchased Swaptions	(4.9)%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

C000238456
Shareholder Report [Line Items]
Fund Name						Simplify Enhanced Income ETF
Class Name						Simplify Enhanced Income ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Enhanced Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Enhanced Income ETF	$25	0.50%

Expenses Paid, Amount						$ 25
Expense Ratio, Percent						0.50%
AssetsNet	$ 285,817,095	$ 285,817,095	$ 285,817,095	$ 285,817,095	$ 285,817,095	$ 285,817,095
Holdings Count | Holding	18	18	18	18	18	18
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$285,817,095
Total number of portfolio holdings	18
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	100.3%
Purchased Options	0.1%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

C000230898
Shareholder Report [Line Items]
Fund Name						Simplify Health Care ETF
Class Name						Simplify Health Care ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Health Care ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Health Care ETF	$25	0.50%

Expenses Paid, Amount						$ 25
Expense Ratio, Percent						0.50%
AssetsNet	$ 142,495,712	$ 142,495,712	$ 142,495,712	$ 142,495,712	$ 142,495,712	$ 142,495,712
Holdings Count | Holding	52	52	52	52	52	52
InvestmentCompanyPortfolioTurnover						95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$142,495,712
Total number of portfolio holdings	52
Period portfolio turnover rate	95%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	95.8%
U.S. Exchange-Traded Funds	2.5%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000231201
Shareholder Report [Line Items]
Fund Name						Simplify Hedged Equity ETF
Class Name						Simplify Hedged Equity ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Hedged Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Hedged Equity ETF	$24	0.46%

Expenses Paid, Amount						$ 24
Expense Ratio, Percent						0.46%
AssetsNet	$ 293,027,721	$ 293,027,721	$ 293,027,721	$ 293,027,721	$ 293,027,721	$ 293,027,721
Holdings Count | Holding	5	5	5	5	5	5
InvestmentCompanyPortfolioTurnover						3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,027,721
Total number of portfolio holdings	5
Period portfolio turnover rate	3%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.4%
Purchased Options	0.7%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

C000233895
Shareholder Report [Line Items]
Fund Name						Simplify High Yield PLUS Credit Hedge ETF
Class Name						Simplify High Yield PLUS Credit Hedge ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify High Yield PLUS Credit Hedge ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify High Yield PLUS Credit Hedge ETF	$13	0.25%

Expenses Paid, Amount						$ 13
Expense Ratio, Percent						0.25%
AssetsNet	$ 119,138,419	$ 119,138,419	$ 119,138,419	$ 119,138,419	$ 119,138,419	$ 119,138,419
Holdings Count | Holding	5	5	5	5	5	5
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$119,138,419
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	75.6%
U.S. Exchange-Traded Funds	24.8%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%

C000227299
Shareholder Report [Line Items]
Fund Name						Simplify Interest Rate Hedge ETF
Class Name						Simplify Interest Rate Hedge ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Interest Rate Hedge ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Interest Rate Hedge ETF	$27	0.50%

Expenses Paid, Amount						$ 27
Expense Ratio, Percent						0.50%
AssetsNet	$ 184,437,861	$ 184,437,861	$ 184,437,861	$ 184,437,861	$ 184,437,861	$ 184,437,861
Holdings Count | Holding	11	11	11	11	11	11
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$184,437,861
Total number of portfolio holdings	11
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	48.0%
U.S. Government Obligations	33.3%
Purchased Swaptions	18.6%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000230231
Shareholder Report [Line Items]
Fund Name						Simplify Intermediate Term Treasury Futures Strategy ETF
Class Name						Simplify Intermediate Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]						true
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Intermediate Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Intermediate Term Treasury Futures Strategy ETF	$7	0.15%

Expenses Paid, Amount						$ 7
Expense Ratio, Percent						0.15%
AssetsNet	$ 104,813,263	$ 104,813,263	$ 104,813,263	$ 104,813,263	$ 104,813,263	$ 104,813,263
Holdings Count | Holding	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$104,813,263
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.7%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

C000246389
Shareholder Report [Line Items]
Fund Name						Simplify MBS ETF
Class Name						Simplify MBS ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify MBS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify MBS ETF	$8	0.15%

Expenses Paid, Amount						$ 8
Expense Ratio, Percent						0.15%
AssetsNet	$ 1,489,394,845	$ 1,489,394,845	$ 1,489,394,845	$ 1,489,394,845	$ 1,489,394,845	$ 1,489,394,845
Holdings Count | Holding	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover						693.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,489,394,845
Total number of portfolio holdings	4
Period portfolio turnover rate	693%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	101.3%
U.S. Government Agency Mortgage Backed Securities	98.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(100.1)%
Total	100.0%

C000249115
Shareholder Report [Line Items]
Fund Name						Simplify Next Intangible Value Index ETF
Class Name						Simplify Next Intangible Value Index ETF
No Trading Symbol [Flag]						true
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Next Intangible Value Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Value Index ETF	$13	0.25%

Expenses Paid, Amount						$ 13
Expense Ratio, Percent						0.25%
AssetsNet	$ 1,261,126	$ 1,261,126	$ 1,261,126	$ 1,261,126	$ 1,261,126	$ 1,261,126
Holdings Count | Holding	200	200	200	200	200	200
InvestmentCompanyPortfolioTurnover						24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,261,126
Total number of portfolio holdings	200
Period portfolio turnover rate	24%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	99.7%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

C000249114
Shareholder Report [Line Items]
Fund Name						Simplify Next Intangible Core Index ETF
Class Name						Simplify Next Intangible Core Index ETF
No Trading Symbol [Flag]						true
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Next Intangible Core Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Core Index ETF	$13	0.25%

Expenses Paid, Amount						$ 13
Expense Ratio, Percent						0.25%
AssetsNet	$ 1,402,813	$ 1,402,813	$ 1,402,813	$ 1,402,813	$ 1,402,813	$ 1,402,813
Holdings Count | Holding	201	201	201	201	201	201
InvestmentCompanyPortfolioTurnover						15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,402,813
Total number of portfolio holdings	201
Period portfolio turnover rate	15%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	99.9%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000238444
Shareholder Report [Line Items]
Fund Name						Simplify Short Term Treasury Futures Strategy ETF
Class Name						Simplify Short Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Short Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Short Term Treasury Futures Strategy ETF	$8	0.15%

Expenses Paid, Amount						$ 8
Expense Ratio, Percent						0.15%
AssetsNet	$ 522,177,668	$ 522,177,668	$ 522,177,668	$ 522,177,668	$ 522,177,668	$ 522,177,668
Holdings Count | Holding	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$522,177,668
Total number of portfolio holdings	3
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.6%
Other Assets in Excess of Liabilities	1.4%
Total	100.0%

C000238457
Shareholder Report [Line Items]
Fund Name						Simplify Treasury Option Income ETF
Class Name						Simplify Treasury Option Income ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Treasury Option Income ETF (formerly, Simplify Stable Income ETF) (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Treasury Option Income ETF	$18	0.35%

Expenses Paid, Amount						$ 18
Expense Ratio, Percent						0.35%
AssetsNet	$ 270,159,305	$ 270,159,305	$ 270,159,305	$ 270,159,305	$ 270,159,305	$ 270,159,305
Holdings Count | Holding	8	8	8	8	8	8
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$270,159,305
Total number of portfolio holdings	8
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.9%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

C000227543
Shareholder Report [Line Items]
Fund Name						Simplify US Equity PLUS Bitcoin Strategy ETF
Class Name						Simplify US Equity PLUS Bitcoin Strategy ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify US Equity PLUS Bitcoin Strategy ETF (formerly, Simplify US Equity PLUS GBTC ETF) (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Bitcoin Strategy ETF	$27	0.51%

Expenses Paid, Amount						$ 27
Expense Ratio, Percent						0.51%
AssetsNet	$ 39,733,355	$ 39,733,355	$ 39,733,355	$ 39,733,355	$ 39,733,355	$ 39,733,355
Holdings Count | Holding	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover						15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,733,355
Total number of portfolio holdings	4
Period portfolio turnover rate	15%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	97.3%
U.S. Treasury Bills	2.1%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

C000220986
Shareholder Report [Line Items]
Fund Name						Simplify US Equity PLUS Convexity ETF
Class Name						Simplify US Equity PLUS Convexity ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify US Equity PLUS Convexity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Convexity ETF	$30	0.50%

Expenses Paid, Amount						$ 30
Expense Ratio, Percent						0.50%
AssetsNet	$ 69,983,074	$ 69,983,074	$ 69,983,074	$ 69,983,074	$ 69,983,074	$ 69,983,074
Holdings Count | Holding	24	24	24	24	24	24
InvestmentCompanyPortfolioTurnover						1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,983,074
Total number of portfolio holdings	24
Period portfolio turnover rate	1%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.4%
Purchased Options	0.6%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000220987
Shareholder Report [Line Items]
Fund Name						Simplify US Equity PLUS Downside Convexity ETF
Class Name						Simplify US Equity PLUS Downside Convexity ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify US Equity PLUS Downside Convexity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Downside Convexity ETF	$26	0.50%

Expenses Paid, Amount						$ 26
Expense Ratio, Percent						0.50%
AssetsNet	$ 137,054,747	$ 137,054,747	$ 137,054,747	$ 137,054,747	$ 137,054,747	$ 137,054,747
Holdings Count | Holding	20	20	20	20	20	20
InvestmentCompanyPortfolioTurnover						2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$137,054,747
Total number of portfolio holdings	20
Period portfolio turnover rate	2%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.9%
Purchased Options	0.9%
Liabilities in Excess of Other Assets	(0.8)%
Total	100.0%

C000246390
Shareholder Report [Line Items]
Fund Name						Simplify US Equity PLUS QIS ETF
Class Name						Simplify US Equity PLUS QIS ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify US Equity PLUS QIS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS QIS ETF	$27	0.52%

Expenses Paid, Amount						$ 27
Expense Ratio, Percent						0.52%
AssetsNet	$ 2,714,683	$ 2,714,683	$ 2,714,683	$ 2,714,683	$ 2,714,683	$ 2,714,683
Holdings Count | Holding	3	3	3	3	3	3
InvestmentCompanyPortfolioTurnover						14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,714,683
Total number of portfolio holdings	3
Period portfolio turnover rate	14%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	88.8%
U.S. Treasury Bills	5.5%
Other Assets in Excess of Liabilities	5.7%
Total	100.0%

C000220988
Shareholder Report [Line Items]
Fund Name						Simplify US Equity PLUS Upside Convexity ETF
Class Name						Simplify US Equity PLUS Upside Convexity ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify US Equity PLUS Upside Convexity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Upside Convexity ETF	$26	0.50%

Expenses Paid, Amount						$ 26
Expense Ratio, Percent						0.50%
AssetsNet	$ 17,413,556	$ 17,413,556	$ 17,413,556	$ 17,413,556	$ 17,413,556	$ 17,413,556
Holdings Count | Holding	16	16	16	16	16	16
InvestmentCompanyPortfolioTurnover						3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$17,413,556
Total number of portfolio holdings	16
Period portfolio turnover rate	3%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.4%
Money Market Funds	0.5%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%

C000254612
Shareholder Report [Line Items]
Fund Name	Simplify US Small Cap PLUS Income ETF
Class Name	Simplify US Small Cap PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify US Small Cap PLUS Income ETF (the "Fund") for the period of December 2, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Small Cap PLUS Income ETF	$4Footnote Reference(1)	0.53%
Footnote	Description
Footnote(1)	Based on the period December 2, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.53%
Expenses Short Period Footnote [Text Block]	Based on the period December 2, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 2,232,464	$ 2,232,464	$ 2,232,464	$ 2,232,464	$ 2,232,464	$ 2,232,464
Holdings Count | Holding	13	13	13	13	13	13
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,232,464
Total number of portfolio holdings	13
Period portfolio turnover rate	5%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.5%
Money Market Funds	0.5%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

C000236819
Shareholder Report [Line Items]
Fund Name						Simplify Bitcoin Strategy PLUS Income ETF
Class Name						Simplify Bitcoin Strategy PLUS Income ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Bitcoin Strategy PLUS Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bitcoin Strategy PLUS Income ETF	$84	1.39%

Expenses Paid, Amount						$ 84
Expense Ratio, Percent						1.39%
AssetsNet	$ 54,937,872	$ 54,937,872	$ 54,937,872	$ 54,937,872	$ 54,937,872	$ 54,937,872
Holdings Count | Holding	22	22	22	22	22	22
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,937,872
Total number of portfolio holdings	22
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	169.3%
Purchased Options	0.4%
Liabilities in Excess of Other Assets	(69.7)%
Total	100.0%

C000254611
Shareholder Report [Line Items]
Fund Name	Simplify Gold Strategy PLUS Income ETF
Class Name	Simplify Gold Strategy PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Gold Strategy PLUS Income ETF (the "Fund") for the period of December 2, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gold Strategy PLUS Income ETF	$5Footnote Reference(1)	0.60%
Footnote	Description
Footnote(1)	Based on the period December 2, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.60%
Expenses Short Period Footnote [Text Block]	Based on the period December 2, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 10,782,827	$ 10,782,827	$ 10,782,827	$ 10,782,827	$ 10,782,827	$ 10,782,827
Holdings Count | Holding	18	18	18	18	18	18
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,782,827
Total number of portfolio holdings	18
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	97.6%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

C000233896
Shareholder Report [Line Items]
Fund Name						Simplify Macro Strategy ETF
Class Name						Simplify Macro Strategy ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Macro Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Macro Strategy ETF	$28	0.56%

Expenses Paid, Amount						$ 28
Expense Ratio, Percent						0.56%
AssetsNet	$ 12,015,914	$ 12,015,914	$ 12,015,914	$ 12,015,914	$ 12,015,914	$ 12,015,914
Holdings Count | Holding	23	23	23	23	23	23
InvestmentCompanyPortfolioTurnover						80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,015,914
Total number of portfolio holdings	23
Period portfolio turnover rate	80%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	80.5%
U.S. Treasury Bills	12.0%
U.S. Goverment Agency Mortgage-Backed Securities	6.3%
Money Market Funds	0.1%
Purchased Options	0.1%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

C000243093
Shareholder Report [Line Items]
Fund Name						Simplify Multi-QIS Alternative ETF
Class Name						Simplify Multi-QIS Alternative ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Multi-QIS Alternative ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Multi-QIS Alternative ETF	$50	1.00%

Expenses Paid, Amount						$ 50
Expense Ratio, Percent						1.00%
AssetsNet	$ 114,413,151	$ 114,413,151	$ 114,413,151	$ 114,413,151	$ 114,413,151	$ 114,413,151
Holdings Count | Holding	12	12	12	12	12	12
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$114,413,151
Total number of portfolio holdings	12
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	100.5%
Purchased Options	0.3%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%

C000227300
Shareholder Report [Line Items]
Fund Name						Simplify Volatility Premium ETF
Class Name						Simplify Volatility Premium ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Volatility Premium ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volatility Premium ETF	$29	0.58%

Expenses Paid, Amount						$ 29
Expense Ratio, Percent						0.58%
AssetsNet	$ 1,195,254,179	$ 1,195,254,179	$ 1,195,254,179	$ 1,195,254,179	$ 1,195,254,179	$ 1,195,254,179
Holdings Count | Holding	22	22	22	22	22	22
InvestmentCompanyPortfolioTurnover						180.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,195,254,179
Total number of portfolio holdings	22
Period portfolio turnover rate	180%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	142.2%
U.S. Exchange-Traded Funds	30.8%
Purchased Options	2.6%
U.S. Government Obligations	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(75.6)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000243094
Shareholder Report [Line Items]
Fund Name						Simplify Opportunistic Income ETF
Class Name						Simplify Opportunistic Income ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Opportunistic Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Opportunistic Income ETF	$34	0.66%

Expenses Paid, Amount						$ 34
Expense Ratio, Percent						0.66%
AssetsNet	$ 76,272,742	$ 76,272,742	$ 76,272,742	$ 76,272,742	$ 76,272,742	$ 76,272,742
Holdings Count | Holding	95	95	95	95	95	95
InvestmentCompanyPortfolioTurnover						138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$76,272,742
Total number of portfolio holdings	95
Period portfolio turnover rate	138%

Holdings [Text Block]
Investment Categories	% of Net Assets
Asset Backed Securities	22.5%
Corporate Bonds	21.6%
Foreign Bonds	14.9%
U.S. Treasury Bills	14.0%
Preferred Stocks	10.0%
Common Stocks	9.2%
Mortgage Backed Securities	8.3%
Closed-End Funds	0.4%
Term Loans	0.2%
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%

C000238807
Shareholder Report [Line Items]
Fund Name						Simplify Propel Opportunities ETF
Class Name						Simplify Propel Opportunities ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Propel Opportunities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Propel Opportunities ETF	$114	2.55%

Expenses Paid, Amount						$ 114
Expense Ratio, Percent						2.55%
AssetsNet	$ 71,364,045	$ 71,364,045	$ 71,364,045	$ 71,364,045	$ 71,364,045	$ 71,364,045
Holdings Count | Holding	25	25	25	25	25	25
InvestmentCompanyPortfolioTurnover						5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,364,045
Total number of portfolio holdings	25
Period portfolio turnover rate	5%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	57.3%
U.S. Treasury Bills	41.9%
Limited Partnership	32.8%
Corporate Bonds	5.6%
Money Market Funds	3.5%
Liabilities in Excess of Other Assets	(41.1)%
Total	100.0%

C000223058
Shareholder Report [Line Items]
Fund Name						Simplify Volt TSLA Revolution ETF
Class Name						Simplify Volt TSLA Revolution ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Volt TSLA Revolution ETF (formerly, Simplify Volt RoboCar Disruption and Tech ETF trading under ticker VCAR) (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volt TSLA Revolution ETF	$76	0.96%

Expenses Paid, Amount						$ 76
Expense Ratio, Percent						0.96%
AssetsNet	$ 20,788,817	$ 20,788,817	$ 20,788,817	$ 20,788,817	$ 20,788,817	$ 20,788,817
Holdings Count | Holding	23	23	23	23	23	23
InvestmentCompanyPortfolioTurnover						628.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,788,817
Total number of portfolio holdings	23
Period portfolio turnover rate	628%

Holdings [Text Block]
Investment Categories	% of Net Assets
Money Market Funds	31.6%
U.S. Exchange-Traded Funds	28.1%
Common Stocks	24.3%
Purchased Options	0.8%
Other Assets in Excess of Liabilities	15.2%
Total	100.0%

C000241460
Shareholder Report [Line Items]
Fund Name						Simplify Commodities Strategy No K-1 ETF
Class Name						Simplify Commodities Strategy No K-1 ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Commodities Strategy No K-1 ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Commodities Strategy No K-1 ETF	$40	0.75%

Expenses Paid, Amount						$ 40
Expense Ratio, Percent						0.75%
AssetsNet	$ 7,341,741	$ 7,341,741	$ 7,341,741	$ 7,341,741	$ 7,341,741	$ 7,341,741
Holdings Count | Holding	7	7	7	7	7	7
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,341,741
Total number of portfolio holdings	7
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	150.6%
Liabilities in Excess of Other Assets	(50.6)%
Total	100.0%

C000233897
Shareholder Report [Line Items]
Fund Name						Simplify Managed Futures Strategy ETF
Class Name						Simplify Managed Futures Strategy ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Managed Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Managed Futures Strategy ETF	$39	0.75%

Expenses Paid, Amount						$ 39
Expense Ratio, Percent						0.75%
AssetsNet	$ 445,593,505	$ 445,593,505	$ 445,593,505	$ 445,593,505	$ 445,593,505	$ 445,593,505
Holdings Count | Holding	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$445,593,505
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	96.2%
Other Assets in Excess of Liabilities	3.8%
Total	100.0%

C000243092
Shareholder Report [Line Items]
Fund Name						Simplify Market Neutral Equity Long/Short ETF
Class Name						Simplify Market Neutral Equity Long/Short ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Market Neutral Equity Long/Short ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Market Neutral Equity Long/Short ETF	$51	1.07%

Expenses Paid, Amount						$ 51
Expense Ratio, Percent						1.07%
AssetsNet	$ 8,951,830	$ 8,951,830	$ 8,951,830	$ 8,951,830	$ 8,951,830	$ 8,951,830
Holdings Count | Holding	2	2	2	2	2	2
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,951,830
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.2%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

C000252036
Shareholder Report [Line Items]
Fund Name			Simplify Wolfe US Equity 150/50 ETF
Class Name			Simplify Wolfe US Equity 150/50 ETF
No Trading Symbol [Flag]			true
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Simplify Wolfe US Equity 150/50 ETF (the "Fund") for the period of September 23, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number			(855) 772-8488
Additional Information Website			www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Wolfe US Equity 150/50 ETF	$21Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period September 23, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.75%
Expenses Short Period Footnote [Text Block]			Based on the period September 23, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 28,759,996	$ 28,759,996	$ 28,759,996	$ 28,759,996	$ 28,759,996	$ 28,759,996
Holdings Count | Holding	4	4	4	4	4	4
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,759,996
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	102.0%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(2.4)%
Total	100.0%

C000248321
Shareholder Report [Line Items]
Fund Name						Simplify Tara India Opportunities ETF
Class Name						Simplify Tara India Opportunities ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This semi-annual shareholder report contains important information about Simplify Tara India Opportunities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual						semi-annual shareholder report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tara India Opportunities ETF	$39	0.76%

Expenses Paid, Amount						$ 39
Expense Ratio, Percent						0.76%
AssetsNet	$ 14,140,617	$ 14,140,617	$ 14,140,617	$ 14,140,617	$ 14,140,617	$ 14,140,617
Holdings Count | Holding	29	29	29	29	29	29
InvestmentCompanyPortfolioTurnover						38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,140,617
Total number of portfolio holdings	29
Period portfolio turnover rate	38%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	94.6%
Money Market Funds	5.4%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

C000251042
Shareholder Report [Line Items]
Fund Name				Simplify National Muni Bond ETF
Class Name				Simplify National Muni Bond ETF
No Trading Symbol [Flag]				true
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This semi-annual shareholder report contains important information about Simplify National Muni Bond ETF (the "Fund") for the period of September 9, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual				semi-annual shareholder report
Additional Information [Text Block]				You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number				(855) 772-8488
Additional Information Website				www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify National Muni Bond ETF	$15Footnote Reference(1)	0.50%
Footnote	Description
Footnote(1)	Based on the period September 9, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount				$ 15
Expense Ratio, Percent				0.50%
Expenses Short Period Footnote [Text Block]				Based on the period September 9, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 91,850,607	$ 91,850,607	$ 91,850,607	$ 91,850,607	$ 91,850,607	$ 91,850,607
Holdings Count | Holding	43	43	43	43	43	43
InvestmentCompanyPortfolioTurnover				237.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$91,850,607
Total number of portfolio holdings	43
Period portfolio turnover rate	237%

Holdings [Text Block]
Investment Categories	% of Net Assets
Municipal Bonds	94.6%
Money Market Funds	5.7%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

C000251041
Shareholder Report [Line Items]
Fund Name					Simplify Gamma Emerging Market Bond ETF
Class Name					Simplify Gamma Emerging Market Bond ETF
No Trading Symbol [Flag]					true
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This semi-annual shareholder report contains important information about Simplify Gamma Emerging Market Bond ETF (the "Fund") for the period of August 12, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual					semi-annual shareholder report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gamma Emerging Market Bond ETF	$30Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period August 12, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount					$ 30
Expense Ratio, Percent					0.75%
Expenses Short Period Footnote [Text Block]					Based on the period August 12, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if based on the full reporting period.
AssetsNet	$ 11,267,238	$ 11,267,238	$ 11,267,238	$ 11,267,238	$ 11,267,238	$ 11,267,238
Holdings Count | Holding	41	41	41	41	41	41
InvestmentCompanyPortfolioTurnover					95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,267,238
Total number of portfolio holdings	41
Period portfolio turnover rate	95%

Holdings [Text Block]
Investment Categories	% of Net Assets
Foreign Bonds	87.5%
U.S. Treasury Bills	10.6%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%